Shareholders' Equity (Details 1) - Stock Option [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	320,875
Weighted average remaining contractual life (years)	3 years 7 days
Options exercisable	157,874
Weighted average Remaining Contractual life of options exercisable (years)	1 year 11 months 4 days
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.126
Options outstanding	30,000
Weighted average remaining contractual life (years)	2 years 10 months 10 days
Options exercisable	20,001
Weighted average Remaining Contractual life of options exercisable (years)	2 years 10 months 10 days
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.131
Options outstanding	67,500
Weighted average remaining contractual life (years)	3 years 11 months 4 days
Options exercisable	22,498
Weighted average Remaining Contractual life of options exercisable (years)	3 years 11 months 4 days
Exercise Price Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.237
Options outstanding	26,625
Weighted average remaining contractual life (years)	1 year 9 months 22 days
Options exercisable	26,625
Weighted average Remaining Contractual life of options exercisable (years)	1 year 9 months 22 days
Exercise Price Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.388
Options outstanding	108,000
Weighted average remaining contractual life (years)	4 years 2 months 30 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)
Exercise Price Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.96
Options outstanding	73,000
Weighted average remaining contractual life (years)	1 year 5 months 12 days
Options exercisable	73,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 5 months 12 days
Exercise Price Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.88
Options outstanding	375
Weighted average remaining contractual life (years)	10 months 17 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	10 months 17 days
Exercise Price Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 4.02
Options outstanding	5,000
Weighted average remaining contractual life (years)	6 months 14 days
Options exercisable	5,000
Weighted average Remaining Contractual life of options exercisable (years)	6 months 14 days
Exercise Price Eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	10,000
Weighted average remaining contractual life (years)	3 months 11 days
Options exercisable	10,000
Weighted average Remaining Contractual life of options exercisable (years)	3 months 11 days
Exercise Price Nine [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 6.67
Options outstanding	375
Weighted average remaining contractual life (years)	3 months 11 days
Options exercisable	375
Weighted average Remaining Contractual life of options exercisable (years)	3 months 11 days